                                                                        34-14852

                                    FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

       Report for the Calendar Year Ended __ March 31___________ 2002__
                                             --------            ----

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                (Please read instructions before preparing form)
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                         If amended report check here: [ ]

Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
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Business Address:


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Street                               City              State        Zip
48 WALL STREET, 18st Floor           NEW YORK          NY           10005

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, PRESIDENT, 212-389-5880
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ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

       The institutional investment manager submitting this Form and its attach-ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

       Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of _______NEW YORK______________ and State of __NEW YORK_________________ on the 12th day of April, 2002.


                                    JOHN W. BRISTOL & CO., INC.
                                    ------------------------------------------
                                    (Name of Institutional Investment Manager)



                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

     13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:  Name:                 13F File No.:
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1.
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2.
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3.
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4.
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5.
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6
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7.
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                                                                        SEC-1685

                                                                         3/31/02
                                                                          PAGE 1
                                    FORM 13F
                    REPORTING MANAGER: JOHN W. BRISTOL & CO.

------------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                 ITEM 2        ITEM 3       ITEM 4      ITEM 5               ITEM 6          ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                 VOTING AUTHORITY
                             TITLE                       FAIR     SHARES OR                     SHARED
                               OF          CUSIP       MARKET     PRINCIPAL     SOLE    SHARED  OTHER    MANA-  SOLE  SHARED  NONE
 NAME OF ISSUER              CLASS        NUMBER        VALUE       AMOUNT       (A)      (B)    (C)     GERS    (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC         COMMON       00184A105    53006130     2241274     2236924                                       2236924
------------------------------------------------------------------------------------------------------------------------------------

AT&T WIRELESS GROUP         COMMON       001957406      232562       14224       14224                                         14224
------------------------------------------------------------------------------------------------------------------------------------

ADOBE SYS INC               COMMON       00724F101    43423434     1077772     1075749                                      1075749
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO         COMMON       025816109      303104        7400                                5
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO         COMMON       025816109   122115277     2981330     2975747                                      2975747
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC     COMMON       026874107    95280348     1320770     1318567                                      1318567
------------------------------------------------------------------------------------------------------------------------------------

AUTOZONE INC                COMMON       053332102    84338427     1224959     1222555                                      1222555
------------------------------------------------------------------------------------------------------------------------------------

AVON PRODS INC              COMMON       054303102      249872        4600                                5
------------------------------------------------------------------------------------------------------------------------------------

AVON PRODS INC              COMMON       054303102    98866039     1820067     1816743                                      1816743
------------------------------------------------------------------------------------------------------------------------------------

BECTON DICKINSON & CO       COMMON       075887109      207460        5500                                5
------------------------------------------------------------------------------------------------------------------------------------

BECTON DICKINSON & CO       COMMON       075887109   109863310     2912601     2906944                                      2906944
------------------------------------------------------------------------------------------------------------------------------------

BUYCO INC                   COMMON       124270109     5792700      193090      193090                                       193090
------------------------------------------------------------------------------------------------------------------------------------

CF MARTIN & CO INC          COMMON       125997106           0       35000       35000                                        35000
------------------------------------------------------------------------------------------------------------------------------------

CVS CORP                    COMMON       126650100    89511252     2607377     2602458                                      2602458
------------------------------------------------------------------------------------------------------------------------------------

CABLEVISION SYS CORP        COMMON       12686C109    34498576     1014664     1012803                                      1012803
------------------------------------------------------------------------------------------------------------------------------------

CABLEVISION SYS CORP        COMMON       12686C844     6799266      275497      274982                                       274982
------------------------------------------------------------------------------------------------------------------------------------

CABOT MICROELECTRONICS C    COMMON       12709P103    54023937      798580      797082                                       797082
------------------------------------------------------------------------------------------------------------------------------------

CAMPBELL SOUP CO VOTING     COMMON       134429109     7017580      261850      261850                                       261850
------------------------------------------------------------------------------------------------------------------------------------

CARLYLE INDS INC            COMMON       143093102       31628      166461      166461                                       166461
------------------------------------------------------------------------------------------------------------------------------------

        COLUMN TOTALS                                805560902    18963016    18911179                                     18911179
------------------------------------------------------------------------------------------------------------------------------------

                                             John W. Bristol & Co., Inc.

                                                                        3/31/02
                                    FORM 13F                             PAGE 2
                    REPORTING MANAGER: JOHN W. BRISTOL & CO.

----------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                    ITEM 2      ITEM 3       ITEM 4       ITEM 5           ITEM 6            ITEM 7       ITEM 8

                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY
                                TITLE                     FAIR     SHARES OR                    SHARED
                                  OF        CUSIP       MARKET     PRINCIPAL   SOLE     SHARED  OTHER   MANA-  SOLE  SHARED   NONE
 NAME OF ISSUER                 CLASS      NUMBER        VALUE      AMOUNT     (A)       (B)     (C)    GERS    (A)   (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                  COMMON     143658102    68379156      2094308   2090223                                     2090223
----------------------------------------------------------------------------------------------------------------------------------

CELLULAR GENOMICS              COMMON     150990042      134000       134000    134000                                      134000
----------------------------------------------------------------------------------------------------------------------------------

CISCO SYS INC                  COMMON     17275R102    21507161      1270358   1268121                                     1268121
----------------------------------------------------------------------------------------------------------------------------------

CINTAS CORP                    COMMON     172908105      206919         4150                              5
----------------------------------------------------------------------------------------------------------------------------------

CINTAS CORP                    COMMON     172908105    79347653      1591409   1588410                                     1588410
----------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC                  COMMON     172967101      338370         6833                              5
----------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC                  COMMON     172967101   121242391      2448352   2443662                                     2443662
----------------------------------------------------------------------------------------------------------------------------------

CLEAR CHANNEL COMMUNICAT       COMMON     184502102    67082390      1304851   1302387                                     1302387
----------------------------------------------------------------------------------------------------------------------------------

CONNECTIVITY TECHNOLOGIE       COMMON     207865106       12514        28571     28571                                       28571
----------------------------------------------------------------------------------------------------------------------------------

CORNING INC                    COMMON     219350105    11844231      1554361   1551383                                     1551383
----------------------------------------------------------------------------------------------------------------------------------

DELL COMPUTER CORP             COMMON     247025109    43011682      1647326   1644208                                     1644208
----------------------------------------------------------------------------------------------------------------------------------

DOVER CORP                     COMMON     260003108      200900         4900                              5
----------------------------------------------------------------------------------------------------------------------------------

DOVER CORP                     COMMON     260003108    96324211      2349371   2345076                                     2345076
----------------------------------------------------------------------------------------------------------------------------------

E M C CORP MASS                COMMON     268648102    24059566      2018420   2014704                                     2014704
----------------------------------------------------------------------------------------------------------------------------------

EL PASO CORP                   COMMON     28336L109    47986712      1089864   1087817                                     1087817
----------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC DATA SYS NEW        COMMON     285661104    63222032      1090223   1088001                                     1088001
----------------------------------------------------------------------------------------------------------------------------------

EQUITIES ENTERPRISES INC       COMMON     29459V106     2412900      1575000   1575000                                     1575000
----------------------------------------------------------------------------------------------------------------------------------

ASIP INC.                      COMMON     303991103       92667        92667     92667                                       92667
----------------------------------------------------------------------------------------------------------------------------------

FEDERAL NATL MTG ASSN          COMMON     313586109      311532         3900                              5
----------------------------------------------------------------------------------------------------------------------------------
        COMMON TOTALS                                 647716987     20308864  20254230                                    20254230
----------------------------------------------------------------------------------------------------------------------------------

                                                     John W. Bristol & Co., Inc.

                                    FORM 13F
                    REPORTING MANAGER: JOHN W. BRISTOL & CO.

------------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                 ITEM 2     ITEM 3        ITEM 4       ITEM 5               ITEM 6           ITEM 7        ITEM 8
                                                                                    INVESTMENT
                                                                                    DISCRETION                   VOTING AUTHORITY
                             TITLE                     FAIR      SHARES OR                      SHARED
                               OF       CUSIP        MARKET      PRINCIPAL     SOLE    SHARED   OTHER   MANA-  SOLE  SHARED  NONE
 NAME OF ISSUER              CLASS     NUMBER         VALUE        AMOUNT       (A)     (B)      (C)    GERS    (A)    (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN       COMMON    313586109    121705887      1523609     1520582                                        1520582
------------------------------------------------------------------------------------------------------------------------------------

FEDEX CORP                  COMMON    31428X106       226590         3900                                5
------------------------------------------------------------------------------------------------------------------------------------

FEDEX CORP                  COMMON    31428X106     94458806      1625797     1622789                                        1622789
------------------------------------------------------------------------------------------------------------------------------------

FLOWERS FOODS INC           COMMON    343498101     22144509       869435      867739                                         867739
------------------------------------------------------------------------------------------------------------------------------------

GENERAL ELEC CO             COMMON    369604103       262150         7000                                5
------------------------------------------------------------------------------------------------------------------------------------

GENERAL ELEC CO             COMMON    369604103    108468382      2896352     2891004                                        2891004
------------------------------------------------------------------------------------------------------------------------------------

GEOPORTALS.COM              COMMON    371990219        10000        10000       10000                                          10000
------------------------------------------------------------------------------------------------------------------------------------

GENESIS LTD                 COMMON    371998105        20000        20000       20000                                          20000
------------------------------------------------------------------------------------------------------------------------------------

GILLETTE CO                 COMMON    375766102     60445973      1777300     1774039                                        1774039
------------------------------------------------------------------------------------------------------------------------------------

GRAINGER W W INC            COMMON    384802104       309265         5500                                5
------------------------------------------------------------------------------------------------------------------------------------

GRAINGER W W INC            COMMON    384802104    115794608      2059303     2055539                                        2055539
------------------------------------------------------------------------------------------------------------------------------------

HERSHEY FOODS CORP          COMMON    427866108     71082080      1037089     1035072                                        1035072
------------------------------------------------------------------------------------------------------------------------------------

INTEL CORP                  COMMON    458140100     49742519      1635729     1632520                                        1632520
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL BUSINESS M    COMMON    459200101       260000         2500                                5
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL BUSINESS M    COMMON    459200101    104854360      1008215     1006293                                        1006293
------------------------------------------------------------------------------------------------------------------------------------

J M HUBER CORPORATION       COMMON    466999109       227218         4412        4412                                           4412
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON           COMMON    478160104       363720         5600                                5
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON           COMMON    478160104    202622696      3119672     3116236                                        3116236
------------------------------------------------------------------------------------------------------------------------------------

JUSTISS OIL INC             COMMON    482196102       874293        17143       17143                                          17143
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                              953873057     17628556    17573368                                       17573368
------------------------------------------------------------------------------------------------------------------------------------

                                                     John W. Bristol & Co., Inc.

                                    FORM 13F
                    REPORTING MANAGER: JOHN W. BRISTOL & CO.

------------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                ITEM 2       ITEM 3        ITEM 4       ITEM 5            ITEM 6           ITEM 7         ITEM 8
                                                                                    INVESTMENT
                                                                                    DISCRETION                   VOTING AUTHORITY
                            TITLE                      FAIR      SHARES OR                     SHARED
                              OF         CUSIP        MARKET     PRINCIPAL    SOLE    SHARED   OTHER    MANA-   SOLE  SHARED  NONE
 NAME OF ISSUER             CLASS       NUMBER        VALUE       AMOUNT       (A)      (B)     (C)     GERS     (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
LEGGETT & PLATT INC        COMMON      524660107     61450382      2477838    2473131                                        2473131
------------------------------------------------------------------------------------------------------------------------------------

LEXMARK INTL NEW           COMMON      529771107     61938177      1083214    1081173                                        1081173
------------------------------------------------------------------------------------------------------------------------------------

MBNA CORP                  COMMON      55262L100     59829823      1551201    1548443                                        1548443
------------------------------------------------------------------------------------------------------------------------------------

MARITZ INC                 COMMON      570995100        84908        84908      84908                                          84908
------------------------------------------------------------------------------------------------------------------------------------

MASCO CORP                 COMMON      574599106     78697805      2866951    2861402                                        2861402
------------------------------------------------------------------------------------------------------------------------------------

MCCORMICK & CO INC         COMMON      579780206     76373597      1493714    1490883                                        1490883
------------------------------------------------------------------------------------------------------------------------------------

MCDONALDS CORP             COMMON      580135101     76467151      2755573    2750148                                        2750148
------------------------------------------------------------------------------------------------------------------------------------

MEDTRONIC INC              COMMON      585055106     64309010      1422451    1419670                                        1419670
------------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC             COMMON      589331107       241836         4200                                5
------------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC             COMMON      589331107     99285943      1724313    1721182                                        1721182
------------------------------------------------------------------------------------------------------------------------------------

MOLEX INC CLASS A          COMMON      608554200       217189         7100                                5
------------------------------------------------------------------------------------------------------------------------------------

MOLEX INC CLASS A          COMMON      608554200     72423997      2367571    2362758                                        2362758
------------------------------------------------------------------------------------------------------------------------------------

MOTOROLA INC               COMMON      620076109     31626410      2227212    2222839                                        2222839
------------------------------------------------------------------------------------------------------------------------------------

NUCOR CORP                 COMMON      670346105       211992         3300                                5
------------------------------------------------------------------------------------------------------------------------------------

NUCOR CORP                 COMMON      670346105     88157194      1372310    1369759                                        1369759
------------------------------------------------------------------------------------------------------------------------------------

OFFICE DEPOT INC           COMMON      676220106       269960        13600                                5
------------------------------------------------------------------------------------------------------------------------------------

OFFICE DEPOT INC           COMMON      676220106    100306179      5053208    5044008                                        5044008
------------------------------------------------------------------------------------------------------------------------------------

PRIAM CORP                 COMMON      705993103            0        13770      13770                                          13770
------------------------------------------------------------------------------------------------------------------------------------

PHILIP MORRIS COS INC      COMMON      718154107       426627         8100                                5
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                               872318179     26530534   26444074                                       26444074
------------------------------------------------------------------------------------------------------------------------------------

                           John W. Bristol & Co., Inc.

                                    FORM 13F
                    REPORTING MANAGER: JOHN W. BRISTOL & CO.

------------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                    ITEM 2           ITEM 3          ITEM 4         ITEM 5           ITEM 6       ITEM 7       ITEM 8

                                                                                        INVESTMENT DISCRETION       VOTING AUTHORITY
                                TITLE                             FAIR       SHARES OR                 SHARED
                                  OF             CUSIP           MARKET      PRINCIPAL    SOLE  SHARED OTHER MANA- SOLE SHARED  NONE
 NAME OF ISSUER                 CLASS            NUMBER           VALUE        AMOUNT      (A)   (B)    (C)  GERS   (A)  (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC          COMMON           718154107       94170378      1787932    1786481                             1786481
------------------------------------------------------------------------------------------------------------------------------------

PRINCETON U STORE CAP          COMMON           741998108         453700          100        100                                 100
------------------------------------------------------------------------------------------------------------------------------------

PROGRESSIVE CORP OHIO          COMMON           743315103         316578         1900                         5
------------------------------------------------------------------------------------------------------------------------------------

PROGRESSIVE CORP OHIO          COMMON           743315103      133069897       798643     797108                              797108
------------------------------------------------------------------------------------------------------------------------------------

QUOREX PHARMACEUTICALS         COMMON           749990511          25000        25000      25000                               25000
------------------------------------------------------------------------------------------------------------------------------------

RESEARCH LIBRARY GROUP         COMMON           761997105         492605       492605     492605                              492605
------------------------------------------------------------------------------------------------------------------------------------

RIDGEPOINT RES LTD             COMMON           765990106            123        12292      12292                               12292
------------------------------------------------------------------------------------------------------------------------------------

ROYAL DUTCH PETE CO            COMMON           780257804         257803         4746       4746                                4746
------------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD               COMMON           806857108       58502843       994608     992853                              992853
------------------------------------------------------------------------------------------------------------------------------------

SPRINT CORP                    COMMON           852061506       23890015      2321673    2317235                             2317235
------------------------------------------------------------------------------------------------------------------------------------

SYSCO CORP                     COMMON           871829107      109985553      3688315    3681298                             3681298
------------------------------------------------------------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDS       COMMON           881624209       33088635       605243     604014                              604014
------------------------------------------------------------------------------------------------------------------------------------

TEXAS INSTRS INC               COMMON           882508104       63121932      1907007    1903701                             1903701
------------------------------------------------------------------------------------------------------------------------------------

UNITED PARCEL SERVICE IN       COMMON           911312106       77213629      1269961    1267616                             1267616
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC         COMMON           91324P102       59218928       774914     773421                              773421
------------------------------------------------------------------------------------------------------------------------------------

UNIVERSAL DISPLAY              COMMON           91347P105         122334       127441(W)  127441                              127441
------------------------------------------------------------------------------------------------------------------------------------

VIACOM INC                     COMMON           925524308         210748         4357                         5
------------------------------------------------------------------------------------------------------------------------------------

VIACOM INC                     COMMON           925524308      100193231      2071392    2067453                             2067453
------------------------------------------------------------------------------------------------------------------------------------

VLASIC FOODS INTL INC          COMMON           928559103             73        36556      36556                               36556
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                          755435104     16924685   16889920                            16889920
------------------------------------------------------------------------------------------------------------------------------------



                                                     John W. Bristol & Co., Inc.

                                    FORM 13F
                    REPORTING MANAGER: JOHN W. BRISTOL & CO.

-----------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                     ITEM 2        ITEM 3          ITEM 4       ITEM 5         ITEM 6         ITEM 7      ITEM 8

                                                                                   INVESTMENT DISCRETION        VOTING AUTHORITY
                                TITLE                          FAIR      SHARES OR              SHARED    MANA-
                                  OF          CUSIP          MARKET      PRINCIPAL  SOLE  SHARED OTHER    GERS  SOLE SHARED  NONE
 NAME OF ISSUER                 CLASS        NUMBER           VALUE        AMOUNT    (A)    (B)  (C)            (A)  (B)     (C)
---------------------------------------------------------------------------------------------------------------------------------
WPP GROUP PLC                  COMMON       929309300       45371087       803597   802107                                 802107
---------------------------------------------------------------------------------------------------------------------------------

WORLDCOM INC GA NEW            COMMON       98157D106          74814        11100                           5
---------------------------------------------------------------------------------------------------------------------------------

WORLDCOM INC GA NEW            COMMON       98157D106       26561700      3940905   3933480                               3933480
---------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                                       72007600      4755602   4735587                               4735587
---------------------------------------------------------------------------------------------------------------------------------
        REPORT TOTALS                                     4106911828    105111257 104808358                             104808358
=================================================================================================================================



                                                     John W. Bristol & Co., Inc.